INVENTORIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory Balance	$ 1,127,072	$ 1,053,890
Product Inventory: Clocks and Watches [Member]
Inventory [Line Items]
Inventory Balance	982,283	1,017,220
Product Inventory: Other Inventory [Member]
Inventory [Line Items]
Inventory Balance	$ 144,789	$ 36,670